Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments
Schedule of financial assets and financial liabilities
	December 31,
	2017	2016
	USD in thousands

Financial assets:

Cash and restricted cash	$9,219	$687

Financial liabilities:

Financial liabilities carried at amortized cost	$1,177	$672